Major maintenance provision	12 Months Ended
Dec. 31, 2019
Major maintenance provision.
Major maintenance provision

16.          Major maintenance provision

The Company has the obligation to perform major maintenance activities in its airports. The provision is recognized as accrued at an amount that represents the best estimate of the present value of future disbursements required to settle the obligation, at the date of the accompanying consolidated financial statements at a discount rate of 8.00%,  9.67% and 8.85% as of December 31, 2019, 2018 and 2017, respectively.

As of December 31, 2019, 2018 and 2017, the composition and changes of the Company’s major maintenance provision was as follows:

	December 31,							December 31, 2019
	2018		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	943,548	Ps.	315,481	(1)	Ps.	(305,133)	Ps.	151,554	Ps.	802,342

	December 31,							December 31, 2018
	2017		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	857,624	Ps.	225,244	(1)	Ps.	(139,320)	Ps.	224,982	Ps.	718,566

	December 31,							December 31, 2017
	2016		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	669,653	Ps.	285,755	(1)	Ps.	(97,784)	Ps.	232,645	Ps.	624,979
(1)

Includes Ps. (23,157), Ps.23,392 and Ps.5,477, recognized as interest income in the consolidated statement of income and other comprehensive income, for the unwinding effect of the present value calculation as of December 31, 2019, 2018 and 2017, respectively.